LAW OFFICE OF C. RICHARD ROPKA, L.L.C.

C. Richard Ropka, LLM (Tax) †

215 Fries Mill Road

Turnersville, New Jersey  08012

†  Admitted to practice in US Supreme Court,

(856) 374-1744

     US District Court & US Tax Court

(1-866) 272-8505 (Fax)

June 30, 2014

VIA EDGAR

Catherine C. Gordon

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

TCG Financial Series Trust VIII (File Numbers: 333-189487; 811-22833)

Dear Ms. Gordon:

Kindly accept this letter in response to our telephone conversation of May 22, 2014, wherein you have provided comments to our client’s N-1A filing submitted on April 24, 2014.  Pursuant to your request, we are filing simultaneously herewith our client’s amended draft of its N-1A as Pre-Effective #3.

PROSPECTUS

General

1.

Include the Seed Financial Statement with the Registration Statement.

Response:

We have included the Seed Financial Statement and have also included the auditor’s accompanying consent to same with this filing of the Registration Statement.

Cover Page

1.

Update series and class information to include the class identifiers and ticker symbols.

Response:

We have included the class identifiers and ticker symbols. With respect to those share classes that are operational at this time.

Fund Summary

1.

You have asked that we revise the language in Footnote #3 to the Expense Table which references the “voluntary yield waiver” to confirm that voluntary reimbursements made by the Advisor would be subject to the same 3 year recoupment entitlement as that of the contractual Expense Limitation Agreement between the Fund and the Advisor. Accordingly we have revised this footnote the read the following:

“ 3 As described in the “Management of the Funds” section of the Fund’s prospectus on pages 13 through 15, TCG Financial Services, LLC (“TCG Financial Services ”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding brokerage;  taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; acquired fund fees and expenses; expenses incurred pursuant to the Fund’s Shareholder Servicing Plan; extraordinary expenses; non-routine expenses and expenses incurred pursuant to Rule 12b-1 under the 1940 Act (if any))  as a percentage of daily net assets to 0.20% (Institutional Shares), 0.25% (Service Shares), 0.30% (Investor A Shares), 0.35% (Investor B Shares), 0.40% (Investor C Shares) until August 1, 2015 (the “contractual expense limitation agreement”). While the Fund considers “non-routine expenses” to include, but not limited to, any reimbursement payments made by the Fund to the investment adviser of fund fees and expenses that were previously voluntarily waived or reimbursed by the investment adviser in order to maintain a positive net yield for the fund (the “voluntary yield waiver”), the Advisor has agreed that such expenses are subject to the foregoing contractual expense limitation agreement. The Fund may have to repay some of these waivers and/or reimbursements to TCG Financial Services in the following three (3) years provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The agreement may be terminated upon ninety (90) days’ written notice by a majority of the non-interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the TCG US Government Premier Money Market Fund.”

2.

You had indicated that years 5 and 10 are not required to be included in the Fee Expense Example.

Response:

We have removed Years 5 and 10 from the Fee Expense Example table.

Additional Comments:

1.

You have asked us to confirm that when the Fund is in a positive yield environment the Fund will accrue for the recoupment of the voluntary yield reimbursement.

Response:

The Advisor has confirmed the foregoing.

2.

Kindly note that the accompanying filing includes the seed audit financial statement.

Accordingly, there were no further comments.

We acknowledge the following on behalf of our client, the above named registrant that:

•

the Fund is responsible for the adequacy and accuracy of the disclosure in its filings;

•

should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from full responsibility for the adequacy and accuracy of the disclosure in the filings;

•

the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Sincerely,

/s/ C. Richard Ropka, Esq.

 C. Richard Ropka, Esq.

CRR/ab

cc: Jorge H. Coloma

     Vivian Coloma-Davila